Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.6%

Security	Principal Amount* (000's omitted)		Value
AASET Trust:
Series 2021-2A, Class B, 3.538%, 1/15/47(1)		638	$ 605,312
Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,563	1,575,012
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)		1,652	1,665,717
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,020,194
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		885	896,927
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)		2,755	2,742,046
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		1,411	1,422,314
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		1,922	1,918,357
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		641	643,434
Series 2026-1A, Class A, 5.073%, 3/15/51(1)		1,965	1,932,766
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		1,000	1,000,882
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,120,409
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,063,231
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		664	639,656
DataBank Issuer LLC, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)		1,523	1,516,749
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	286,549
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		3,328	3,125,260
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		1,614	1,616,908
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)		1,820	1,828,010
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,505	1,527,243
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,354	1,348,095
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.00%, (30-day SOFR Average + 2.25%), 12/25/51(1)(3)		1,457	1,473,718
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,456	2,438,522
Lendbuzz Securitization Trust:
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)		411	417,401
Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,413,804
Series 2025-2A, Class C, 5.28%, 4/15/31(1)		1,495	1,481,560
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)		1,154	1,146,243
Series 2025-GT1, Class B, 7.223%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)		914	913,011
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		833	528,117
Security	Principal Amount* (000's omitted)		Value
Loanpal Solar Loan Ltd.: (continued)
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		797	$ 664,919
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		646	536,521
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		47	46,667
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		1,783	1,109,267
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)		945	955,130
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,302	1,154,993
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		186	166,646
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		412	354,615
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		106	85,693
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,294	741,349
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	84,519
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		563	560,767
Series 2024-1, Class B, 6.09%, 8/15/49(1)		700	697,452
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,967	2,846,275
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		219	206,526
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,435	1,423,473
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		421	415,480
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,165	1,171,952
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		561	561,255
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		767	756,025
Series 2021-C, Class C, 3.61%, 10/8/31(1)		442	436,686
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,075	1,072,379
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		400	395,226
Series 2021-5, Class C, 3.93%, 8/15/29(1)		198	196,452
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)		1,903	1,875,628
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		506	483,027
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,157	2,172,355
Prodigy Finance, Series 2021-1A, Class C, 7.543%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		144	143,037
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,046,971
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		1,200	1,164,104
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)		1,206	1,244,372
Series 2024-B, Class F, 8.881%, 1/18/33(1)		906	925,040
Series 2025-A, Class E, 6.274%, 1/16/34(1)		2,000	2,003,793
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)		2,140	2,150,314

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		1,606	$ 1,528,169
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,338	1,191,649
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		1,904	1,888,779
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,288	1,275,725
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,074	1,141,109
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,658	1,639,349
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		568	560,806
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,063	546,164
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		513	413,020
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,828	2,420,188
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		107	103,105
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		1,802	1,804,203
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		1,348	1,349,927
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		610	530,841
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)		1,472	1,469,424
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)		2,060	2,054,479
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,857	2,122,451
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	783,408
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		635	651,959
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,101	1,080,900
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)		2,137	2,129,458
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		185	179,673
Series 2020-A, Class C, 6.657%, 3/15/45(1)		58	57,656
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		207	212,317
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)		973	983,850
Total Asset-Backed Securities (identified cost $101,943,905)			$98,274,964

Collateralized Mortgage Obligations — 5.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2025-1, Class M1C, 6.912%, (30-day SOFR Average + 3.25%), 10/25/35(1)(3)	$2,295	$ 2,313,539
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	737	722,622
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	2,277	2,300,704
Champs Trust:
Series 2024-1, Class A, 8.888%, 7/25/59(1)(4)	777	793,626
Series 2024-2, Class A, 8.892%, 11/25/59(1)(4)	791	812,140
Series 2024-3, Class A, 9.05%, 1/25/60(1)(4)	964	991,991
Series 2025-2, Class A, 7.721%, 10/25/60(1)(4)	1,520	1,559,224
Eagle Re Ltd., Series 2021-2, Class M1C, 7.112%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	152	152,445
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	88	90,702
Series 5402, Class BZ, 6.00%, 4/25/54	332	341,647
Series 5413, Class MZ, 6.00%, 5/25/54	650	671,087
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(3)	1,515	1,525,682
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(3)	1,989	1,997,235
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(3)	1,022	1,024,962
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.926%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	1,270	1,411,725
Series 2020-DNA6, Class B1, 6.662%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	275	291,664
Series 2021-DNA2, Class B1, 7.062%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	815	894,061
Series 2021-DNA2, Class B2, 9.662%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	910	1,122,521
Series 2022-DNA2, Class B2, 12.162%, (30-day SOFR Average + 8.50%), 2/25/42(1)(3)	590	622,185
Federal National Mortgage Association, Series 2024-33, Class KF, 4.612%, (30-day SOFR Average + 0.95%), 1/25/54(3)	552	555,381
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.126%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	610	643,478
Series 2019-R05, Class 1B1, 7.876%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	757	765,207
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,251	1,265,526
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	1,157	1,172,498
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	494	501,790
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	2,287	2,338,681
Series 2021-R02, Class 2B1, 6.962%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	180	182,242

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$331	$ 342,177
Series 2023-84, Class MW, 6.00%, 6/20/53	349	361,543
Series 2023-98, Class BW, 6.00%, 7/20/53	385	397,999
Series 2023-99, Class AL, 6.00%, 7/20/53	385	397,998
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(3)	1,448	1,452,172
Series 2023-102, Class SG, 8.858%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	302	321,827
Series 2023-133, Class S, 10.581%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	561	623,972
Series 2023-164, Class EL, 6.00%, 11/20/53	450	465,971
Series 2023-173, Class AX, 6.00%, 11/20/53	395	409,022
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,688,281
Series 2024-46, Class AL, 6.00%, 3/20/54	406	419,433
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(3)	1,935	1,949,059
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.429%, (1 mo. SOFR + 2.75%), 12/19/30(1)(3)	758	758,428
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	781	787,304
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,875	1,880,622
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	735	736,948
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	1,566	1,568,606
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	1,099	1,107,929
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	1,162	1,170,799
Triangle Re Ltd., Series 2021-3, Class B1, 8.612%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	1,152	1,177,355
Total Collateralized Mortgage Obligations (identified cost $44,333,157)		$45,082,010

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	900	$ 864,172
Series 2019-BPR, Class DNM, 3.72%, 11/5/32(1)(4)	2,532	2,357,143
Series 2019-BPR, Class ENM, 3.72%, 11/5/32(1)(4)	3,865	3,522,720
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(1)(4)	1,555	1,387,489
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.423%, (1 mo. SOFR + 2.75%), 11/15/42(1)(3)	1,350	1,350,290
BFLD Trust, Series 2025-FPM, Class B, 5.22%, 10/10/40(1)(4)	1,702	1,713,887
BX Trust, Series 2025-GW, Class E, 7.323%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)	2,400	2,403,292
Security	Principal Amount* (000’s omitted)		Value
Caister Finance DAC, Series 1A, Class C, 6.585%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	1,239	$ 1,640,472
CRSNT Trust, Series 2026-MOON, Class D, 6.073%, (1 mo. SOFR + 2.40%), 2/15/31(1)(3)		1,365	1,366,715
CSMC Trust:
Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		3,608	3,543,484
Series 2022-CNTR, Class A, 7.617%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		262	28,156
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(1)(4)		1,654	1,693,559
Extended Stay America Trust:
Series 2025-151, Class F, 7.773%, (1 mo. SOFR + 4.10%), 10/15/42(1)(3)		245	246,214
Series 2025-ESH, Class E, 7.023%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)		1,945	1,953,469
Series 2026-ESH2, Class E, 6.573%, (1 mo. SOFR + 2.90%), 2/15/43(1)(3)		1,357	1,364,111
Series 2026-ESH2, Class F, 7.423%, (1 mo. SOFR + 3.75%), 2/15/43(1)(3)		798	800,404
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.923%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)		1,160	1,167,313
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	669,534
FS Trust, Series 2026-ORL, Class C, 5.523%, (1 mo. SOFR + 1.85%), 2/15/41(1)(3)		2,235	2,235,348
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.364%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)		1,480	1,481,784
Series 2024-WLF2, Class D, 6.612%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		1,346	1,352,815
Series 2024-WOLF, Class A, 5.215%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)		540	540,416
Series 2024-WOLF, Class F, 8.111%, (1 mo. SOFR + 4.438%), 3/15/39(1)(3)		1,135	1,140,992
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.613%, (1 mo. SOFR + 1.941%), 5/15/37(1)(3)		1,562	1,563,198
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.012%, (1 mo. SOFR + 3.339%), 6/15/41(1)(3)		1,000	1,002,301
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.013%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)		277	277,496
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		649	649,072
Series 2025-STAY, Class D, 6.523%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)		967	966,954
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	25,397
Series 2025-PHNY, Class A, 5.317%, (1 mo. SOFR + 1.644%), 1/15/41(1)(3)		1,131	1,132,609
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D, 6.861%, (1 mo. SOFR + 3.189%), 6/15/39(1)(3)		1,158	1,157,721
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(1)(4)		2,610	2,530,205

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.212%, (1 mo. SOFR + 3.539%), 2/15/42(1)(3)		925	$ 928,074
ORL Trust, Series 2024-GLKS, Class F, 8.111%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)		1,830	1,838,349
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(4)		885	907,785
PNW Trust, Series 2026-ARTE, Class A, (1 mo. SOFR + 1.711%), 4/15/29(1)(6)		1,250	1,248,806
SHR Trust:
Series 2024-LXRY, Class A, 5.623%, (1 mo. SOFR + 1.95%), 10/15/41(1)(3)		1,525	1,525,505
Series 2024-LXRY, Class D, 7.273%, (1 mo. SOFR + 3.60%), 10/15/41(1)(3)		2,000	2,000,483
TX Trust, Series 2024-HOU, Class E, 8.06%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		1,344	1,352,292
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.745%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	366	483,884
Series 2024-1A, Class E, 8.745%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	213	283,168
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 5.612%, 9/15/40(1)(4)		520	514,990
Series 2025-1918, Class C, 6.246%, 9/15/40(1)(4)		555	549,413
Series 2026-1250B, Class D, 6.591%, 3/10/41(1)(4)		850	843,306
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)		890	847,785
Total Commercial Mortgage-Backed Securities (identified cost $58,231,425)			$57,452,572

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	26,958	$ 505,463
Total Common Stocks (identified cost $152,249)		$ 505,463

Convertible Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$255	$ 354,131
JD.com, Inc., 0.25%, 6/1/29	250	249,250
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	215	248,540
		$ 851,921
Consumer, Non-cyclical — 0.2%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	$300	$ 278,629
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Exact Sciences Corp., 1.75%, 4/15/31(1)	$285	$ 358,359
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	300	313,313
Jazz Investments I Ltd., 3.125%, 9/15/30	250	354,625
Shift4 Payments, Inc., 0.50%, 8/1/27	245	230,606
Zoetis, Inc., 0.25%, 6/15/29(1)	300	298,500
		$ 1,834,032
Energy — 0.1%
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(9)	$285	$ 283,219
		$283,219
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$270	$271,107
Digital Realty Trust LP, 1.875%, 11/15/29(1)	305	323,645
Federal Realty OP LP, 3.25%, 1/15/29(1)	265	271,514
		$866,266
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$275	$314,751
Cloudflare, Inc., 0.00%, 6/15/30(1)	300	340,726
Datadog, Inc., 0.00%, 12/1/29	310	300,777
ON Semiconductor Corp., 0.50%, 3/1/29	290	284,200
Parsons Corp., 2.625%, 3/1/29	265	261,423
Zscaler, Inc., 0.00%, 7/15/28(1)	300	273,269
		$1,775,146
Total Convertible Bonds (identified cost $5,312,537)		$5,610,584

Corporate Bonds — 28.0%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.3%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	674	$ 719,617
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	1,520	1,451,579
		$ 2,171,196
Communications — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	1,830	$ 1,176,402
4.80%, 3/1/50	2,755	2,038,308
5.375%, 5/1/47	950	765,207
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,592	1,667,155
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	1,810	1,848,928
8.00%, 8/1/29(1)	1,075	1,074,168

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,970	$ 1,900,617
Snap, Inc., 6.875%, 3/1/33(1)	1,153	1,089,689
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(10)	3,827	3,789,906
6.625% to 3/9/36, 6/9/56(10)	1,320	1,287,250
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	2,070	1,783,163
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,070	1,124,129
		$ 19,544,922
Consumer, Cyclical — 2.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	358	$358,828
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51(9)	3,548	2,190,998
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	1,162	1,101,468
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	1,500	1,534,807
6.75%, 9/15/32(1)	550	554,747
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,389	1,387,242
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	420	417,952
7.35%, 3/6/30	3,461	3,652,617
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,715	1,669,915
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,010	1,890,408
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	716	720,020
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	1,550	1,503,513
4.875%, 11/15/31(1)	120	114,005
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(9)	1,625	1,601,646
		$18,698,166
Consumer, Non-cyclical — 2.2%
Centene Corp.:
2.50%, 3/1/31	1,268	$1,064,794
3.375%, 2/15/30	669	604,748
4.625%, 12/15/29	897	852,094
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(9)	925	877,622
Global Medical Response, Inc., 7.375%, 10/1/32(1)	1,428	1,484,113
HCA, Inc., 4.60%, 11/15/32	2,659	2,587,275
Herc Holdings, Inc., 7.00%, 6/15/30(1)	1,820	1,867,473
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	500	529,381
10.00%, 6/1/32(1)	975	996,918
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,681	1,645,536
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	1,940	1,753,483
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	1,780	1,752,481
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	620	599,725
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,045	$ 2,092,100
			$ 18,707,743
Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)		1,373	$ 1,297,416
			$ 1,297,416
Energy — 0.8%
Occidental Petroleum Corp., 5.375%, 1/1/32		2,300	$ 2,335,829
Raizen Fuels Finance SA, 5.70%, 1/17/35(1)		1,368	750,006
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,734,521
WBI Operating LLC:
6.25%, 10/15/30(1)		130	130,863
6.50%, 10/15/33(1)		1,470	1,459,791
			$6,411,010
Financial — 15.9%
Ally Financial, Inc., 4.70% to 5/15/26(10)(12)		1,528	$1,515,067
American National Group, Inc.:
6.00%, 7/15/35		2,102	2,050,718
6.144%, 6/13/32(1)		886	906,067
7.00% to 12/1/30, 12/1/55(10)		1,214	1,152,252
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	930	1,238,542
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		1,570	1,630,112
Athene Holding Ltd., 6.625%, 5/19/55		3,844	3,707,164
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		1,410	1,424,911
7.75%, 4/15/30(1)		760	783,420
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		2,636	2,517,802
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(9)(10)(12)		1,979	2,035,896
Banco Santander SA, 9.625% to 11/21/28(10)(12)		1,000	1,077,691
Bank of America Corp., 5.872% to 9/15/33, 9/15/34(10)		1,607	1,683,295
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)		2,134	2,193,016
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		3,655	3,829,490
Barclays PLC, 8.00% to 3/15/29(10)(12)		2,750	2,847,044
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)		2,538	2,468,370
7.625% to 2/11/30, 2/11/35(1)(10)		200	207,000
8.125% to 1/8/34, 1/8/39(1)(10)		1,146	1,207,645
8.45% to 6/29/33, 6/29/38(1)(10)		722	776,836
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		365	363,793
6.65%, 3/15/31		535	528,046
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(12)		2,781	2,871,113
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)		2,296	2,200,284
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(10)		2,800	2,831,805
CI Financial Corp., 7.50%, 5/30/29(1)		4,020	4,220,717

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		2,403	$ 2,336,509
EPR Properties:
3.60%, 11/15/31		910	826,463
4.75%, 11/15/30		344	335,905
4.95%, 4/15/28		1,083	1,081,763
Essent Group Ltd., 6.25%, 7/1/29		642	664,468
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		702	697,856
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		2,557	2,605,352
Global Atlantic Fin Co.:
6.75%, 3/15/54(1)		3,260	3,039,819
7.25% to 3/1/31, 3/1/56(1)(10)		1,188	1,120,798
7.95%, 6/15/33(1)		1,120	1,202,302
7.95% to 7/15/29, 10/15/54(1)(10)		1,771	1,706,796
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		5,146	5,183,383
8.00% to 3/1/31, 6/1/56(10)		1,195	1,236,899
Intact Financial Corp., 5.459%, 9/22/32(1)		751	764,599
Jefferies Financial Group, Inc.:
5.50%, 2/15/36		1,442	1,384,872
6.20%, 4/14/34		1,014	1,034,644
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	3,644	531,558
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)		4,082	3,988,535
Marex Group PLC, 6.404%, 11/4/29		2,628	2,707,670
Midcap Financial Issuer Trust:
5.37%, 4/15/29(1)		1,438	1,420,615
5.822%, (3 mo. SOFR + 2.15%), 1/15/31(1)(3)		1,325	1,331,519
Nordea Kredit Realkreditaktieselskab, 3.50%, 10/1/56	DKK	58,317	8,478,788
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	34,052	5,036,541
3.50%, 10/1/56(11)	DKK	59,268	8,660,472
3.50%, 10/1/56(11)	DKK	24,568	3,519,255
Oaktree Strategic Credit Fund:
6.50%, 7/23/29		415	416,206
8.40%, 11/14/28		1,210	1,267,034
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,597	1,603,171
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		1,452	1,468,766
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(10)		1,122	1,144,247
Raymond James Financial, Inc., 5.65%, 9/11/55		846	801,588
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	29,057	4,222,266
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,956	1,805,903
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		2,200	2,161,333
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)		981	979,410
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)		2,820	2,911,004
UBS Group AG, 9.25% to 11/13/28(1)(10)(12)		1,770	1,887,626
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		969	967,627
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UniCredit SpA: (continued)
5.861% to 6/19/27, 6/19/32(1)(10)		1,386	$ 1,394,783
UWM Holdings LLC, 6.25%, 3/15/31(1)		1,786	1,627,985
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)		319	285,508
			$134,109,934
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$ 2,551,020
			$ 2,551,020
Industrial — 1.6%
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	$1,169,646
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,020	1,897,954
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		1,850	1,752,567
Hexcel Corp., 5.875%, 2/26/35		585	600,910
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,716	1,678,013
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,990	1,867,438
Seaspan Corp., 5.50%, 8/1/29(1)		1,347	1,263,362
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,870	1,857,066
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		1,270	1,123,092
			$13,210,048
Technology — 1.5%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,300	$1,255,317
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,800	1,876,208
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,750	1,690,542
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(13)		1,588	1,646,350
Oracle Corp.:
3.60%, 4/1/50		870	525,638
3.95%, 3/25/51		377	239,045
5.20%, 9/26/35(9)		1,177	1,104,614
5.70%, 2/4/36		250	240,481
6.00%, 8/3/55		225	188,816
6.55%, 2/4/46		655	611,508
6.70%, 2/4/56		1,160	1,077,440
Qorvo, Inc., 3.375%, 4/1/31(1)		1,650	1,493,475
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,041	1,157,887
			$13,107,321
Utilities — 0.8%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)		1,700	$1,662,047
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	365,828
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(10)		1,529	1,520,295
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	889,115

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(9)	500	$ 526,623
8.625%, 3/15/33(1)	1,800	1,902,769
		$ 6,866,677
Total Corporate Bonds (identified cost $239,052,686)		$236,675,453

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Fixed-Income Funds — 0.7%
Calvert Ultra-Short Investment Grade ETF(9)(14)	119,000	$ 6,021,995
Total Exchange-Traded Funds (identified cost $6,036,680)		$ 6,021,995

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(15)	$500	$ 500,070
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(15)	1,000	998,510
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,498,580

Preferred Stocks — 1.0%

Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(9)	36,722	$ 912,909
		$ 912,909
Insurance — 0.3%
Aspen Insurance Holdings Ltd., 7.00%(9)	115,404	$ 2,688,913
		$ 2,688,913
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	77,941	$ 1,034,277
Series A2, 6.375%	150,000	2,229,000
		$3,263,277
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	79,469	$ 1,921,561
		$ 1,921,561
Total Preferred Stocks (identified cost $9,989,741)		$ 8,786,660

Senior Floating-Rate Loans — 4.5%(16)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$715	$ 716,594
Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	272	272,570
		$ 989,164
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	$988	$ 957,845
		$ 957,845
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 6.171%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$1,990	$1,980,111
		$1,980,111
Commercial Services & Supplies — 0.4%
MV Holding GmbH, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	$1,489	$1,494,361
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	1,989	1,982,571
		$3,476,932
Diversified Consumer Services — 0.2%
Belron Finance 2019 LLC, Term Loan, 5.66%, (3 mo. USD Term SOFR + 2.00%), 10/16/31	$1,478	$1,478,896
		$1,478,896
Entertainment — 0.1%
Delta 2 (LUX) SARL, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 9/30/31	$1,000	$999,375
		$999,375
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$985	$979,740
		$979,740

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Food Products — 0.2%
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	$1,990	$ 1,953,573
		$ 1,953,573
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$882	$ 884,182
		$ 884,182
Health Care Providers & Services — 0.2%
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$1,487	$ 1,488,529
		$ 1,488,529
Insurance — 1.0%
Alliant Holdings Intermediate LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$1,980	$1,967,104
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	1,374	1,366,788
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	1,748	1,746,033
Ryan Specialty Group LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	988	987,500
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,877	1,875,065
		$7,942,490
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$786	$772,861
		$772,861
Machinery — 0.7%
Alliance Laundry Systems LLC, Term Loan, 5.917% - 5.923%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31	$626	$626,844
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	985	985,064
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	1,990	1,991,394
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	1,990	1,996,510
		$5,599,812
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$1,984	$1,993,759
		$1,993,759
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$1,481	$ 1,475,606
		$ 1,475,606
Software — 0.3%
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$987	$ 970,005
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	988	885,047
Open Text Corp., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	805	789,756
		$ 2,644,808
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$988	$986,284
		$986,284
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$987	$989,198
		$989,198
Total Senior Floating-Rate Loans (identified cost $37,963,991)		$37,593,165

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds:
2.00%, 4/14/33(11)	EUR	305	$ 278,295
3.75%, 2/7/34(11)	EUR	537	539,645
5.625%, 2/22/36(1)	EUR	1,720	1,915,191
			$ 2,733,131
Total Sovereign Government Bonds (identified cost $2,751,208)			$ 2,733,131

U.S. Government Agency Mortgage-Backed Securities — 17.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$6,666	$ 6,585,343
5.50%, with various maturities to 2055	39,006	39,231,680

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.50%, with various maturities to 2055	$28,288	$ 28,459,713
Government National Mortgage Association II, 5.50%, 12/20/55(17)	1,662	1,675,619
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	5,780	5,444,489
4.50%, 30-Year, TBA(18)	4,389	4,233,328
5.00%, 30-Year, TBA(18)	57,893	57,072,355
5.50%, 30-Year, TBA(18)	8,835	8,873,591
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $152,965,819)		$151,576,118

U.S. Treasury Obligations — 17.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$15	$ 7,123
1.375%, 8/15/50	38	18,590
2.25%, 8/15/46	703	458,405
2.50%, 5/15/46	472	324,426
2.875%, 8/15/45	6,743	5,008,521
3.00%, 11/15/45	31	23,443
4.625%, 2/15/46(9)	14,017	13,514,359
U.S. Treasury Notes:
0.625%, 5/15/30	5,849	5,124,272
0.625%, 8/15/30	8,435	7,326,424
1.125%, 2/15/31	3,750	3,288,281
1.25%, 8/15/31	795	690,175
1.375%, 11/15/31	987	856,126
1.625%, 8/15/29	1,441	1,341,228
1.875%, 2/15/32	1,473	1,306,511
3.875%, 8/15/34	6,391	6,229,353
4.00%, 2/15/34	647	638,306
4.00%, 11/15/35	185	180,476
4.125%, 2/28/27	1,398	1,402,690
4.125%, 11/30/29	47,200	47,595,485
4.25%, 12/31/26	46,716	46,883,304
4.25%, 5/15/35	14	13,965
4.25%, 8/15/35	391	389,595
4.625%, 2/15/35	547	561,327
Total U.S. Treasury Obligations (identified cost $142,634,821)		$143,182,385

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(19)	$1,134,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 16.9%
Affiliated Fund — 15.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(20)	132,856,313	$132,856,313
Total Affiliated Fund (identified cost $132,856,313)		$132,856,313
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(21)	9,688,198	$ 9,688,198
Total Securities Lending Collateral (identified cost $9,688,198)		$ 9,688,198
Total Short-Term Investments (identified cost $142,544,511)		$142,544,511
Total Investments — 111.0% (identified cost $945,412,730)		$937,537,591
Other Assets, Less Liabilities — (11.0)%		$(92,959,972)
Net Assets — 100.0%		$844,577,619

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $307,996,832 or 36.5% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2026.
(6)	When-issued, variable rate security whose interest rate will be determined after March 31, 2026.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $2,004,043, which represents 0.3% of the net assets of the Fund as of March 31, 2026.
(9)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $12,974,775 and the total market value of the collateral received by the Fund was $13,324,657, comprised of cash of $9,688,198 and U.S. government and/or agencies securities of $3,636,459.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $24,792,432 or 2.9% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	When-issued security.
(14)	Affiliated fund.
(15)	May be deemed to be an affiliated company.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(21)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	8,662,000	USD	6,134,901	Goldman Sachs International	5/19/26	$ —	$(162,226)
USD	6,071,023	AUD	8,662,000	Barclays Bank PLC	5/19/26	98,347	—
EGP	58,578,227	USD	1,123,695	Citibank, N.A.	6/10/26	—	(103,980)
BRL	43,605,029	USD	8,224,571	Citibank, N.A.	6/17/26	53,359	—
EUR	2,655,874	USD	3,095,367	JPMorgan Chase Bank, N.A.	6/17/26	—	(14,907)
KRW	4,151,448	USD	2,834	BNP Paribas	6/17/26	—	(68)

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	95,398,368	USD	5,344,114	BNP Paribas	6/17/26	$ —	$(54,136)
USD	2,170,175	CAD	2,933,875	JPMorgan Chase Bank, N.A.	6/17/26	54,120	—
USD	31,621,111	DKK	203,442,642	JPMorgan Chase Bank, N.A.	6/17/26	29,013	—
USD	6,434,184	EUR	5,557,130	Barclays Bank PLC	6/17/26	—	(11,346)
USD	3,960,482	EUR	3,434,931	Barclays Bank PLC	6/17/26	—	(23,580)
USD	4,100,997	EUR	3,557,483	Citibank, N.A.	6/17/26	—	(25,209)
USD	3,881,584	EUR	3,359,838	Goldman Sachs International	6/17/26	—	(15,380)
USD	2,438,199	GBP	1,823,626	BNP Paribas	6/17/26	24,990	—
USD	1,705	HUF	573,796	UBS AG	6/17/26	—	(12)
						$259,829	$(410,844)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	20	Long	6/30/26	$4,148,906	$(32,058)
U.S. 5-Year Treasury Note	492	Long	6/30/26	53,224,407	(543,425)
U.S. 10-Year Treasury Note	954	Long	6/18/26	105,938,719	(684,476)
U.S. Ultra 10-Year Treasury Note	362	Long	6/18/26	41,092,656	(60,864)
Euro-Bund	(220)	Short	6/8/26	(31,885,053)	420,220
U.S. Ultra-Long Treasury Bond	(83)	Short	6/18/26	(9,674,688)	303,213
					$(597,390)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	3,021	Receives	SOFR (pays annually)	4.06% (pays annually)	2/15/46	$41,086	$—	$41,086
USD	3,000	Receives	SOFR (pays annually)	4.15% (pays annually)	2/15/46	4,425	—	4,425
Total						$ 45,511	$ —	$ 45,511

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	$5,763	5.00% (pays quarterly)(4)	3.64%	12/20/30	$312,687	$(327,810)	$(15,123)
Total	$5,763				$312,687	$(327,810)	$(15,123)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$1,500	5.50% (pays monthly)(4)	5.94%	10/10/29	$(13,911)	$—	$(13,911)
Total		$1,500				$(13,911)	$ —	$(13,911)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,263,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	152,249
		$1,652,249

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended March 31, 2026, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the fiscal year to date ended March 31, 2026, the Fund used futures contracts and interest rate swaps to enhance total return, to hedge interest rate risk and/or to manage duration.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $140,376,888, which represents 16.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$6,039,250	$ —	$ —	$ —	$ (17,255)	$ 6,021,995	$ 60,446	119,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	506,930	—	—	—	(6,860)	500,070	6,250	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,014,490	—	—	—	(15,980)	998,510	12,500	$1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	96,716,220	84,319,297	(48,179,204)	—	—	132,856,313	907,169	132,856,313
Total				$ —	$(40,095)	$140,376,888	$986,365

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$98,274,964	$ —	$98,274,964
Collateralized Mortgage Obligations	—	45,082,010	—	45,082,010
Commercial Mortgage-Backed Securities	—	57,452,572	—	57,452,572
Common Stocks	—	505,463	—	505,463
Convertible Bonds	—	5,610,584	—	5,610,584
Corporate Bonds	—	236,675,453	—	236,675,453
Exchange-Traded Funds	6,021,995	—	—	6,021,995
High Social Impact Investments	—	1,498,580	—	1,498,580
Preferred Stocks	8,786,660	—	—	8,786,660
Senior Floating-Rate Loans	—	37,593,165	—	37,593,165
Sovereign Government Bonds	—	2,733,131	—	2,733,131
U.S. Government Agency Mortgage-Backed Securities	—	151,576,118	—	151,576,118
U.S. Treasury Obligations	—	143,182,385	—	143,182,385
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	132,856,313	—	—	132,856,313
Securities Lending Collateral	9,688,198	—	—	9,688,198
Total Investments	$157,353,166	$780,184,425	$0	$937,537,591
Forward Foreign Currency Exchange Contracts	$ —	$259,829	$ —	$259,829
Futures Contracts	723,433	—	—	723,433
Swap Contracts	—	358,198	—	358,198
Total	$158,076,599	$780,802,452	$0	$938,879,051
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(410,844)	$ —	$(410,844)
Futures Contracts	(1,320,823)	—	—	(1,320,823)
Swap Contracts	—	(13,911)	—	(13,911)
Total	$(1,320,823)	$(424,755)	$ —	$(1,745,578)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to

Calvert
Flexible Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.